Consolidated income statement - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Net interest income	[1]	$ 18,264	$ 13,385
– interest income	[1]	46,955	19,788
– interest expense	[1]	(28,691)	(6,403)
Net fee income	[1]	6,085	6,228
– fee income	[1]	7,947	7,913
– fee expense	[1]	(1,862)	(1,685)
Net income from financial instruments held for trading or managed on a fair value basis	[1]	8,112	4,856
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	[1]	4,304	(11,849)
Insurance finance income/(expense)	[1]	(4,234)	11,773
Insurance service result	[1]	524	370
– insurance revenue	[1]	1,104	980
– insurance service expense	[1]	(580)	(610)
Gain on acquisition	[1],[2]	1,507	0
Reversal of impairment loss relating to the planned sale of our retail banking operations in France	[1],[3]	2,130	0
Other operating income	[1]	184	(218)
Net operating income before change in expected credit losses and other credit impairment charges	[1],[4]	36,876	24,545
Change in expected credit losses and other credit impairment charges	[1]	(1,345)	(1,087)
Net operating income	[1]	35,531	23,458
Employee compensation and benefits	[1]	(8,954)	(8,896)
General and administrative expenses	[1]	(4,912)	(5,337)
Depreciation and impairment of property, plant and equipment and right-of-use assets	[1]	(782)	(1,072)
Amortisation and impairment of intangible assets	[1]	(809)	(822)
Total operating expenses	[1]	(15,457)	(16,127)
Operating profit	[1]	20,074	7,331
Share of profit in associates and joint ventures	[1],[5]	1,583	1,449
Profit before tax	[1],[5]	21,657	8,780
Tax (charge)/credit	[1]	(3,586)	151
Profit for the period	[1],[6]	18,071	8,931
Attributable to:
– ordinary shareholders of the parent company	[1]	16,966	7,966
– other equity holders	[1]	542	626
– non-controlling interests	[1]	563	339
Profit for the period	[1],[6]	$ 18,071	$ 8,931
Basic earnings per ordinary share (in dollars per share)	[1]	$ 0.86	$ 0.40
Diluted earnings per ordinary share (in dollars per share)	[1]	$ 0.86	$ 0.40

[1]	1 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
[2]	Provisional gain of $1.5bn recognised in respect of the acquisition of SVB UK.
[3]	Reversal of the $2.1bn impairment loss relating to the planned sale of our retail banking operations in France, which is no longer classified as held for sale.
[4]	Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.
[5]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
[6]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.